Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
General partner administrative fee monthly (in hundredths)				0.1667%
Annualized general partner administrative fee (in hundredths)	2.00%			2.00%
Monthly ongoing placement agent fee (in hundredths)				0.1667%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Annualized flat rate brokerage fee (in hundredths)	4.00%	6.00%	4.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)				100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)				80.00%
General partner administrative fee monthly (in hundredths)				0.133%
Annualized general partner administrative fee (in hundredths)	1.60%			1.60%
Monthly ongoing placement agent fee (in hundredths)				0.1667%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Annualized flat rate brokerage fee (in hundredths)	3.60%				4.60%
Limited partners unit that can be redeemed (in hundredths)	100.00%		100.00%	100.00%
Whole Units required per redemption (in units)				50
Distributions				0
Provision for income taxes				0
Unrecognized tax benefit	0		0	0		$ 0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Equity Method Investments [Line Items]
General partner administrative fee monthly (in hundredths)				0.1667%
Annualized general partner administrative fee (in hundredths)	2.00%			2.00%
Monthly ongoing placement agent fee (in hundredths)				0.1667%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Annualized flat rate brokerage fee (in hundredths)	4.00%	6.00%	4.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Equity Method Investments [Line Items]
General partner administrative fee monthly (in hundredths)				0.1667%
Annualized general partner administrative fee (in hundredths)	2.00%			2.00%
Monthly ongoing placement agent fee (in hundredths)				0.1667%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Annualized flat rate brokerage fee (in hundredths)	4.00%	6.00%	4.00%